Financial Instruments - Additional Information (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 122,293			$ 194,471	$ 510,607
Current liabilities	$ 14,579			19,645
Cash and cash equivalents held in USD		$ 2,438	$ 286
Foreign exchange rate	10	10	10
Foreign exchange gain (loss)	$ 19,579	$ 244	$ 29	$ 3,433
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	122,293
Current liabilities	14,579
Undrawn loan facility	$ 75,000